Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The Company is providing the following disclosure in response to Item 402(v) of Regulation S-K. The information set forth below was not used by the Compensation Committee in setting compensation for our named executive officers as set forth in the Summary Compensation Table. The disclosure in this section is not to be incorporated by reference in any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Pay Versus Performance Table

(a)	(b)	(c)	(d)		(e)		(f)	(g)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)		Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income
2025	$456,266	$425,138	$222,080	(4)	$206,866	(5)	$70	$6,330,000
2024	449,116	389,536	274,128		261,440		92	3,672,000
2023	1,348,385	1,527,565	310,435	(6)	318,101	(7)	98	6,135,000

1.	Reflects, in column (b), total compensation reported in the Summary Compensation Table (SCT) for our chief executive officer, Richard F. Hermanns, and, in column (d), average total compensation reported in the SCT for our non-PEO named executive officers, in each case for the years 2025, 2024, and 2023. The non-PEO named executive officers for all or a portion of 2025 are Steve G. Crane, C. David R. Hartley, and John D. McAnnar. The non-PEO named executive officers for all or a portion of 2024 are Steve G. Crane and John D. McAnnar. The non-PEO named executive officers for all or a portion of 2023 are David Burnett, Steve G. Crane and John D. McAnnar.
2.	Reflects, in column (c), compensation actually paid to our PEO and, in column (e), average compensation actually paid to our non-PEO named executive officers, in each case for the years 2025, 2024, and 2023, consisting of the respective amounts set forth in columns (b) and (d) of the table, adjusted as set forth in the applicable table below, as determined in accordance with SEC rules.
3.	Represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2025, 2024, and 2023, respectively assuming an investment of $100 on December 31, 2022. The TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K and assumes reinvestment of all dividends.
4.	Because Steve Crane served as CFO until May 31, 2025 when C. David R. Hartley replaced him, and because the two did not overlap, the value in this item may appear to be lower than it would have been in a year without a change in principal financial officer. If the compensation paid to the two during their respective tenures as CFO had been aggregated and treated as one for purposes of this calculation, the average would have been higher.
5.	See note 4, above.
6.	Because David Burnett served as CFO until November 13, 2023 when Steve G. Crane replaced him, and because the two did not overlap, the value in this item may appear to be lower than it would have been in a year without a change in principal financial officer. If the two had been aggregated and treated as one for purposes of this calculation, the average would have been $465,653.
7.	See note 6, above.

PEO Total Compensation Amount	$ 456,266	$ 449,116	$ 1,348,385
PEO Actually Paid Compensation Amount	$ 425,138	389,536	1,527,565
Adjustment To PEO Compensation, Footnote

The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation "actually paid" to our PEO during each of the years in question:

Adjustments to Determine Compensation "Actually Paid" for PEO	2025	2024	2023
Deduction for amounts reported under the "Stock awards" column and stock portion of "Non-Equity Plan Incentive Compensation" column in the SCT	$-	$-	$-
Deduction for amounts reported under the "Option awards" columns in the SCT	-	-	-
Increase for Fair Value* as of year-end of awards granted during year that remain outstanding and unvested as of year end	-	-	-
Increase for Fair Value* as of the vesting date of awards granted during year that vested during year	-	-	-
Increase/deduction for Change in Fair Value* from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	29,255	(30,946)	(5,885)
Increase/deduction for Change in Fair Value* from prior year-end to vesting date of awards granted prior to year that vested during year	(60,489)	(39,542)	170,822
Deduction of Fair Value* as of prior year-end of awards granted prior to year that were forfeited during year	-	-	-
Increase based upon Incremental Fair Value*, if any, of awards modified during year	-	-	-
Increase based upon dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	106	10,908	14,242
Total Adjustments	(31,128)	(59,580)	179,180

*Awards include those in the "Stock awards" column and the stock portion of the "Non-Equity Incentive Plan Compensation" column. The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 222,080	274,128	310,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 206,866	261,440	318,101
Adjustment to Non-PEO NEO Compensation Footnote

The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at average compensation "actually paid" to our Non-PEO named executive officers during each of the years in question:

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO Named Executive Officers	2025	2024	2023
Deduction for amounts reported under the "Stock awards" column and stock portion of "Non-Equity Plan Incentive Compensation" column in the SCT	$-	$-	$105,600
Deduction for amounts reported under the "Option awards" column in the SCT	-	-	-
Increase for Fair Value* as of year-end of awards granted during year that remain outstanding and unvested as of year-end	-	-	102,333
Increase for Fair Value* as of the vesting date of awards granted during year that vested during year	-	-	-
Increase/deduction for Change in Fair Value* from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	14,829	(12,644)	(1,288)
Increase/deduction for Change in Fair Value* from prior year-end to vesting date of awards granted prior to year that vested during year	(30,558)	(2,763)	10,124
Deduction of Fair Value* as of prior year-end of awards granted prior to year that were forfeited during year	-	-	-
Increase based upon Incremental Fair Value*, if any, of awards modified during year	-	-	-
Increase based upon dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	516	2,719	2,097
Total Adjustments	(15,214)	(12,688)	7,666

*Awards include those in the "Stock awards" column and the stock portion of the "Non-Equity Incentive Plan Compensation" column. The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Comparative Disclosure

Compensation Actually Paid and Total Shareholder Return

The Company believes that the amount of "compensation actually paid" to our PEO and "average compensation actually paid" to our other NEOs is appropriately aligned with the Company's total shareholder return set forth in the above table. This alignment is due, in large part, to the fact that a significant portion of the compensation paid to our NEOs is comprised of equity awards, including contractual bonuses which our executives may elect to receive fully or partially in Company stock. While the summary compensation table does not reflect stock compensation in 2025, which would have been aligned to historical cycles, due to executive employment agreement negotiations, the shares which would have been granted in 2025 were actually granted in early 2026. Going forward, the Company expects to resume its cycle of stock grants every other year. For example, in 2023, approximately 34.0% of the value of total compensation awarded to our non-PEO NEOs was comprised of equity awards of restricted shares of company common stock. Given the renewal cycle of our PEO's contract his 2023 total compensation did not include equity. In 2022, approximately 36.6% of the value of total compensation awarded to our NEOs, including our PEO, was comprised of equity awards of restricted shares of Company common stock inclusive of stock elections in lieu of cash bonus payments. We expect the percentage of total compensation for stock issuances to be similar in 2026. Because our NEOs are awarded restricted shares of common stock upon renewal of their employment agreements which occurs every two years, the amounts listed in the "Stock Awards" column of the SCT appear to vary significantly. While TSR was negative in 2025 compared to 2024, we believe our industry faced significant headwinds in 2025 and that TSR has been impacted as a result.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The Company believes that the amount of "compensation actually paid" to our PEO and "average compensation actually paid" to our other NEOs is appropriately aligned with the Company's net income as set forth in the above table. This alignment is due, in large part, to the bonus structure the Compensation Committee has in place for our NEOs. Historically, the bonus has been a significant driver of total compensation, particularly, with respect to our PEO. The bonus, with respect to our PEO, has historically largely been tied to an increase in system-wide sales, which, in turn, contributes directly to our revenue. Beginning in 2026 and moving forward, the Compensation Committee has replaced the emphasis on system-wide sales growth with an emphasis on Adjusted EBITDA growth which they believe will further align PEO pay with net income. For our Non-PEO NEOs, bonuses are determined based on a formula with inputs regarding six key profitability drivers: same store system-wide sales increase, new store system-wide sale increase, sales from acquisitions, maintenance of permanent payroll within historical norms, improvement on accounts receivable turns, and improvements in our workers' compensation loss ratio. Average compensation for our Non-PEO NEOs remained relatively stable in 2025 compared to 2024 which corresponded to relatively similar net income provided that our net income in 2024 was adjusted for a one-time non-cash write off of intangible assets as more fully described in our Annual Report on Form 10-K for 2024.

Total Shareholder Return Amount	$ 70	92	98
Net Income (Loss)	6,330,000	3,672,000	6,135,000
PEO Name				Richard F. Hermanns
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,128)	(59,580)	179,180
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,255	(30,946)	(5,885)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,489)	(39,542)	170,822
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106	10,908	14,242
PEO | Deduction for Amounts Reported Under Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase Based Upon Incremental Fair Value of Modified Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,214)	(12,688)	7,666
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	105,600
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	102,333
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,829	(12,644)	(1,288)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,558)	(2,763)	10,124
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516	2,719	2,097
Non-PEO NEO | Deduction for Amounts Reported Under Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Modified Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0